Customer Accounts Receivable and Other Current Assets - Additional Information (Detail) - EUR (€) € in Thousands			12 Months Ended
	Jun. 25, 2018	Jul. 04, 2016	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables payment terms			Less than one year
Research tax credit current adjustment		€ 900	€ 262	€ 113
Research tax credit final reassessment received	€ 58
Research tax credit current adjustment reversed	€ 900